Intangible Assets	12 Months Ended
Feb. 28, 2021
Disclosure Of Intangible Assets [Abstract]
Intangible Assets
5	Intangible assets

	IT platform	Development costs	Total
	US$	US$	US$
Cost
As of February 28, 2019	—	—	—
Additions	—	300,149	300,149
Reclassification to IT platform	300,149	(300,149)	—
As of February 29, 2020	300,149	—	300,149
Additions	9,457,562	204,448	9,662,010
Reclassification to IT platform	186,317	(186,317)	—
As of February 28, 2021	9,944,028	18,131	9,962,159
Accumulated amortisation and impairment loss
As of February 28, 2019	—	—	—
Amortisation for the year	(9,172)	—	(9,172)
As of February 29, 2020	(9,172)	—	(9,172)
Amortisation for the year	(141,644)	—	(141,644)
Impairment loss	(1,907,503)		(1,907,503)
As of February 28, 2021	(2,058,319)	—	(2,058,319)
Carrying amounts
As of 29 February 2020	290,977	—	290,977
As of 28 February 2021	7,885,709	18,131	7,903,840

During the financial year, cost incurred amounting to US$186,317 (2020: US$300,149) of development expenditure for Kratos platform has been capitalised from the point in time the development of the platform becomes technically feasible.

During the year, US$730,000 of the development expenditure acquired was offset with the trade balances of an external customer who also trades on the IT platform.

At each reporting period the Group is required to assess whether or not the carrying value of its intangible assets are in excess of their fair value.  If the carrying value of intangible assets is in excess of their fair value, an impairment charge is taken to reduce the carrying value to equal its fair value.  The determination of fair value requires the use of estimates and judgments.  Fair value is determined by applying a discounted cash flows model (“DCF”) to determine the value in use or the net realizable value.  Inputs to a DCF model include estimates of the performance of our business over a period of time and a discount rate. The discount rate used reflects a weighted average cost of capital for a representative peer group of financial technology companies which was 19.6%.